Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-34129
Entity Registrant Name	AXIA Energia S.A.
Entity Incorporation, State or Country Code	D5
Entity Address, Address Line One	26 Graça Aranha Avenue
Entity Address, Address Line Two	19th floor, Centro,
Entity Address, Postal Zip Code	20030-900
Entity Address, City or Town	Rio de Janeiro
Entity Address, Country	BR
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001439124
Document Fiscal Period Focus	FY
Amendment Flag	false
Document Fiscal Year Focus	2025
Auditor Name	PwC
Auditor Location	Rio de Janeiro, RJ – Brazil
Auditor Firm ID	1351
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Graça Aranha, 26
Entity Address, Address Line Two	19th floor,
Entity Address, Postal Zip Code	CEP 20030-900
Entity Address, City or Town	Rio de Janeiro
Entity Address, Country	BR
Contact Personnel Name	Eduardo Haiama
City Area Code	(55 21)
Local Phone Number	2514-6435
Contact Personnel Email Address	vfr@axia.com.br
COMMON
Document Information [Line Items]
Title of 12(b) Security	Common Shares, no par value
Entity Common Stock, Shares Outstanding	1,975,377,219
PREFERRED
Document Information [Line Items]
Title of 12(b) Security	Preferred Shares, no par value
PNA
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	142,559
PNB
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	266,462,114
PNC
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	589,277,795
Special Class Preferred Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	1
American Depositary Shares
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, evidenced by American Depositary Receipts, each representing one Common Share
Trading Symbol	AXIA
Security Exchange Name	NYSE
American Depository Shares, Class B
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, evidenced by American Depositary Receipts, each representing one Class "B1" Preferred Share
Trading Symbol	AXIA PR
Security Exchange Name	NYSE
American Depository Shares, Class C
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, evidenced by American Depositary Receipts, each representing one Class "C" Preferred Share
Trading Symbol	AXIA PRC
Security Exchange Name	NYSE